REVENUE AND SEGMENT INFORMATION - Information about operating segments results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Segment information
Number of reportable operating segments | segment	5	5
Total revenue	¥ 290,987,942	$ 42,189,286	¥ 298,885,350	¥ 203,993,079
Gain on Disposal of Business	27,804
Total revenue from contracts with customers (net of value-added tax)	290,671,122		298,573,295	203,658,155
Segment profit /(loss) before income tax	13,208,968	1,915,120	14,186,428	2,886,012
Income tax expense	(2,365,639)	(342,985)	(2,869,551)	(641,329)
Profit for the year	10,843,329	1,572,135	11,316,877	2,244,683
Finance income	477,137	69,178	311,103	266,209
Finance costs	(3,894,867)	(564,703)	(4,532,666)	(5,069,701)
Share of the joint ventures associates profits and losses for the year	130,632	18,940	(423,247)	(93,518)
Share of profits for the year	178,910	25,940	164,100	180,502
Depreciation of right-of-use assets	(1,282,362)		(771,951)	(745,245)
Depreciation and amortization (excluding the amortization of right-of-use)	(9,691,457)		(9,789,163)	(9,449,798)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	323,659		(679,397)	(223,206)
Realized gain/(loss) on futures, forward and option contracts, net	236,811		(545,525)	523,378
Other income	235,785		173,156	304,399
Impairment losses on property, plant and equipment	(3,795,420)	(550,284)	(4,064,673)	(681,257)
Unrealized loss on futures contracts,net	59,071		(59,209)	(10,394)
Gain on disposal of business	27,804
Unrealized (losses)/gains on futures, forward and option contracts, net	59,071		(59,209)	(10,394)
Gain (loss) on disposal of subsidiaries	86,343		(27,404)	11,305
Changes for impairment of inventories	(483,293)		(133,658)	(45,780)
Provision for impairment of receivables	414,139		1,390,765	967,942
Dividends of equity investments at fair value through other comprehensive income	11,499	$ 1,667	15,268	125,617
Investments in associates	6,402,638		6,441,793	7,001,103	$ 928,295
Investments in joint ventures	3,339,967		3,350,959	3,374,553	$ 484,250
Impairment losses	(75,842)		(415,659)	(416)
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	(414,139)		(1,390,765)	(967,942)
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income			15,296
Dividends from other financial assets measured at fair value				125,015
Capital expenditure in:
Intangible assets	197,352		120,416	94,164
Additions	680,159		6,145,120	83,617
Property, plant and equipment	2,597,752		3,636,512	10,520,699
Revenue from external customer
Segment information
Total revenue	290,987,942		298,885,350	203,993,079
Operating segment
Segment information
Inter-segment revenue	173,360,400
Inter-segment elimination
Segment information
Total revenue	(173,360,400)		(135,744,768)	(112,496,456)
Inter-segment revenue			135,744,768	112,496,456
Total revenue from contracts with customers (net of value-added tax)	(173,240,664)		(135,685,219)	(112,501,391)
Segment profit /(loss) before income tax	(849,101)		(515,538)	(642,680)
Alumina | Operating segment
Segment information
Total revenue	55,761,730		54,043,368	44,263,444
Inter-segment revenue	(39,350,290)		(36,463,601)	(31,174,724)
Total revenue from contracts with customers (net of value-added tax)	55,513,960		53,813,335	44,177,153
Segment profit /(loss) before income tax	340,451		2,798,129	1,164,996
Finance income	62,662		117,265	44,697
Finance costs	(713,584)		(1,041,744)	(879,211)
Share of the joint ventures associates profits and losses for the year	(46,239)		(3,546)	(2,262)
Share of profits for the year	75,405		80,612	75,405
Depreciation of right-of-use assets	(473,827)		(334,825)	(342,347)
Depreciation and amortization (excluding the amortization of right-of-use)	(3,674,136)		(3,491,950)	(3,184,799)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	90,041		(611,828)	25,489
Other income	25,510		11,909	122,011
Impairment losses on property, plant and equipment	(3,160,902)		(1,854,694)	(23,136)
Gain (loss) on disposal of subsidiaries	(19,530)
Changes for impairment of inventories	(392,513)		(16,098)	(136,827)
Provision for impairment of receivables	407,608		122,370	59,105
Investments in associates	187,806		196,453	205,625
Investments in joint ventures	1,076,120		1,076,120	1,076,085
Impairment losses	(75,842)		(413,036)
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	(407,608)		(122,370)	(59,105)
Capital expenditure in:
Intangible assets	138,835		97,925	86,698
Additions	89,337		2,934,500	12,001
Property, plant and equipment	728,647		1,951,823	2,570,240
Alumina | Operating segment | Revenue from external customer
Segment information
Total revenue	16,411,440		17,579,767	13,088,720
Primary aluminum | Operating segment
Segment information
Total revenue	138,465,822		118,513,506	81,405,264
Inter-segment revenue	(51,962,565)		(39,899,709)	(34,068,498)
Total revenue from contracts with customers (net of value-added tax)	138,428,806		118,456,198	81,245,663
Segment profit /(loss) before income tax	10,346,336		12,783,818	3,862,836
Finance income	86,864		71,097	68,645
Finance costs	(1,088,391)		(1,450,695)	(1,667,322)
Share of the joint ventures associates profits and losses for the year	(94,941)		(2,182)	(338,044)
Depreciation of right-of-use assets	(601,898)		(226,526)	(234,387)
Depreciation and amortization (excluding the amortization of right-of-use)	(3,957,718)		(4,169,274)	(4,122,376)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	180,999		(58,699)	(345,537)
Other income	44,628		57,298	69,247
Impairment losses on property, plant and equipment	(634,518)		(2,206,546)	(653,170)
Gain (loss) on disposal of subsidiaries	61
Changes for impairment of inventories	(1,625)		(114,170)	103,524
Provision for impairment of receivables	26,737		40,627	22,487
Investments in associates	500,489		578,313	612,531
Impairment losses			(2,623)
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	(26,737)		(40,627)	(22,487)
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income			4,384
Capital expenditure in:
Intangible assets	40,719		22,351	5,787
Additions	449,305		2,721,001	6,838
Property, plant and equipment	852,512		1,167,984	6,706,374
Primary aluminum | Operating segment | Revenue from external customer
Segment information
Total revenue	86,503,257		78,613,797	47,336,766
Energy | Operating segment
Segment information
Total revenue	9,322,537		7,915,219	7,184,216
Inter-segment revenue	(261,486)		(240,575)	(243,788)
Total revenue from contracts with customers (net of value-added tax)	9,322,537		7,915,219	7,184,216
Segment profit /(loss) before income tax	2,200,960		(234,808)	(77,235)
Finance income	29,589		38,313	36,333
Finance costs	(580,129)		(578,079)	(995,572)
Share of the joint ventures associates profits and losses for the year	(71,493)		(633,467)	(17,905)
Share of profits for the year	(7,143)		16,095	35,308
Depreciation of right-of-use assets	(129,335)		(32,088)	(96,967)
Depreciation and amortization (excluding the amortization of right-of-use)	(1,645,072)		(1,889,351)	(1,867,632)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	(1,621)		(9,772)	99,363
Other income	54,727		56,022	55,561
Impairment losses on property, plant and equipment			(3,433)
Gain (loss) on disposal of subsidiaries	4,567		(27,404)
Changes for impairment of inventories	558		12,250	(15,642)
Provision for impairment of receivables	25,619		176,715	108,059
Dividends of equity investments at fair value through other comprehensive income	2,160
Investments in associates	689,399		759,194	1,565,235
Investments in joint ventures	343,745		353,177	334,763
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	(25,619)		(176,715)	(108,059)
Capital expenditure in:
Intangible assets	17,722
Additions	1,496		377	59,010
Property, plant and equipment	921,542		391,894	881,810
Energy | Operating segment | Revenue from external customer
Segment information
Total revenue	9,061,051		7,674,644	6,940,428
Trading | Operating segment
Segment information
Total revenue	258,854,321		252,704,917	182,510,025
Inter-segment revenue	(80,283,574)		(58,162,607)	(46,261,296)
Sales of self- produced products	48,849,680		47,246,018	33,162,614
Sales of products sourced from external suppliers	129,721,067		147,296,292	103,086,115
Total revenue from contracts with customers (net of value-added tax)	258,806,108		252,634,403	182,426,481
Segment profit /(loss) before income tax	2,013,377		1,336,268	770,172
Finance income	20,991		50,829	73,026
Finance costs	(166,221)		(119,398)	(173,520)
Share of the joint ventures associates profits and losses for the year	45,847		45,538	38,683
Share of profits for the year	9,065		13,240	5,011
Depreciation of right-of-use assets	(21,335)		(128,043)	(21,075)
Depreciation and amortization (excluding the amortization of right-of-use)	(341,700)		(164,469)	(232,807)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	56,280		3,222	(1,911)
Realized gain/(loss) on futures, forward and option contracts, net	20,104		(132,354)	675,442
Other income	110,885		47,836	38,910
Impairment losses on property, plant and equipment				(4,951)
Unrealized loss on futures contracts,net	47,725		(30,552)	(27,705)
Unrealized (losses)/gains on futures, forward and option contracts, net	47,725		(30,552)	(27,705)
Gain (loss) on disposal of subsidiaries	25,296			11,305
Changes for impairment of inventories	(93,295)		(13,039)	2,184
Provision for impairment of receivables	(53,201)		330,122	395,053
Investments in associates	396,810		382,062	396,454
Investments in joint ventures	48,675		55,712	43,258
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	53,201		(330,122)	(395,053)
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income			3,333
Capital expenditure in:
Intangible assets			140	1,413
Additions	140,021		212,812	2,875
Property, plant and equipment	45,186		35,467	328,835
Trading | Operating segment | Revenue from external customer
Segment information
Total revenue	178,570,747		194,542,310	136,248,729
Corporate and other operating segments | Operating segment
Segment information
Total revenue	1,943,932		1,453,108	1,126,586
Inter-segment revenue	(1,502,485)		(978,276)	(748,150)
Gain on Disposal of Business	27,804
Total revenue from contracts with customers (net of value-added tax)	1,840,375		1,439,359	1,126,033
Segment profit /(loss) before income tax	(843,055)		(1,981,441)	(2,192,077)
Finance income	277,031		33,599	43,508
Finance costs	(1,346,542)		(1,342,750)	(1,354,076)
Share of the joint ventures associates profits and losses for the year	297,458		170,410	226,010
Share of profits for the year	101,583		54,153	64,778
Depreciation of right-of-use assets	(55,967)		(50,469)	(50,469)
Depreciation and amortization (excluding the amortization of right-of-use)	(72,831)		(74,119)	(42,184)
(Losses)/gains on disposal of property, plant and equipment and intangible assets	(2,040)		(2,320)	(610)
Realized gain/(loss) on futures, forward and option contracts, net	216,707		(413,171)	(152,064)
Other income	35		91	18,670
Unrealized loss on futures contracts,net	11,346		(28,657)	17,311
Gain on disposal of business	27,804
Unrealized (losses)/gains on futures, forward and option contracts, net	11,346		(28,657)	17,311
Gain (loss) on disposal of subsidiaries	75,949
Changes for impairment of inventories	3,582		(2,601)	981
Provision for impairment of receivables	7,376		720,931	383,238
Dividends of equity investments at fair value through other comprehensive income	9,339
Investments in associates	4,628,134		4,525,771	4,221,258
Investments in joint ventures	1,871,427		1,865,950	1,920,447
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	(7,376)		(720,931)	(383,238)
Gain on disposal and dividends of equity investments designated at fair value through other comprehensive income			7,579
Dividends from other financial assets measured at fair value				125,015
Capital expenditure in:
Intangible assets	76			266
Additions			276,430	2,893
Property, plant and equipment	49,865		89,344	33,440
Corporate and other operating segments | Operating segment | Revenue from external customer
Segment information
Total revenue	¥ 441,447		¥ 474,832	¥ 378,436